SBA BRIDGE LOAN PAYABLE	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
SBA BRIDGE LOAN PAYABLE
NOTE 9 - SBA BRIDGE LOAN PAYABLE

NOTE 9 – SBA BRIDGE LOAN PAYABLE

On July 14, 2020, the Company received $10,000pursuant to the SBA’s Express Bridge Loan Pilot Program. This program allows small businesses who have a business relationship with an SBA Express Lender to access up to $25,000 quickly. The funds were advanced to the Company since it had applied for an Economic Injury Disaster Loan (“EIDL”). The loan had a balance of $10,000as of October 31, 2021.

NOTE 9 – SBA BRIDGE LOAN PAYABLE

On July 14, 2020, the Company received $10,000 pursuant to the SBA’s Express Bridge Loan Pilot Program. This program allows small businesses who have a business relationship with an SBA Express Lender to access up to $25,000 quickly. The funds were advanced to the Company since it has applied for an Economic Injury Disaster Loan (“EIDL”). The loan had a balance of $10,000 as of January 31, 2021 and is to be repaid in full by proceeds from the EIDL.